Leases - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Leases [Abstract]
Weighted-average discount rate	9.00%
Weighted-average remaining lease term	12 years
Lease term option to extend description	options to extend the leases for up to 5 years
Finance lease liability	$ 0
Operating lease costs	$ 6,748
Operating leases rent expense		$ 4,354	$ 4,413